Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 791,154	$ 1,200,956
Prepaid expenses and other assets	138,172	332,633
Total current assets	929,326	1,533,589
Investment held in Trust Account	77,388,998	75,000,011
TOTAL ASSETS	78,318,324	76,533,600
CURRENT LIABILITIES
Accounts payable	122,265
Due to affiliates	222,563	79,673
Franchise tax payable	81,392	60,750
Total current liabilities	426,220	140,423
Deferred underwriting fee payable	2,704,690	2,625,000
TOTAL LIABILITIES	3,130,910	2,765,423
COMMITMENTS AND CONTINGENCIES (NOTE 6)
REDEEMABLE COMMON STOCK
Common Stock subject to possible redemption, $0.0001 par value, 7,727,686 and 7,500,000 shares at redemption value of $10.00 per share at June 30, 2022, and December 31, 2021, respectively	77,276,860	75,000,000
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at June 30, 2022, and December 31, 2021.
Common stock; $0.0001 par value; 100,000,000 shares authorized; 2,283,976 and 2,503,750 shares issued and outstanding at June 30, 2022, and December 31, 2021, respectively	228	250
Additional paid-in capital
Accumulated deficit	(2,089,674)	(1,232,073)
Total stockholders’ deficit	(2,089,446)	(1,231,823)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	$ 78,318,324	$ 76,533,600